Cover	12 Months Ended
Dec. 31, 2024 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2024
Current Fiscal Year End Date	--12-31
Securities Act File Number	001-40099
Entity Registrant Name	Gold Royalty Corp.
Entity Central Index Key	0001834026
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	1188 West Georgia Street
Entity Address, Address Line Two	Suite 1830
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V6E 4A2
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	170,205,124
Auditor Name	PricewaterhouseCoopers LLP
Auditor Firm ID	271
Auditor Location	Vancouver, Canada
Auditor Opinion

Opinion on the Financial Statements

We have audited the accompanying consolidated statements of financial position of Gold Royalty Corp. and its subsidiaries (the “Company”) as of December 31, 2024 and 2023, and the related consolidated statements of loss and comprehensive loss, of changes in equity and of cash flows for the years ended December 31, 2024 and 2023, for the three-month period ended December 31, 2022, and for the year ended September 30, 2022, including the related notes (collectively referred to as the consolidated financial statements). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2024 and 2023, and its financial performance and its cash flows for the years ended December 31, 2024 and 2023, for the three-month period ended December 31, 2022, and for the year ended September 30, 2022 in conformity with IFRS Accounting Standards as issued by the International Accounting Standards Board.

Common Shares Without Par Value [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	Common Shares, without par value
Trading Symbol	GROY
Security Exchange Name	NYSE
Warrants To Purchase Common Shares [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	Warrants to purchase Common Shares
Trading Symbol	GROY-WT
Security Exchange Name	NYSE
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	1188 West Georgia Street
Entity Address, Address Line Two	Suite 1830
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V6E 4A2
City Area Code	604
Local Phone Number	396-3066
Contact Personnel Name	Andrew Gubbels